Federated Hermes MDT Large Cap Core ETF
Portfolio of Investments
November 30, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—99.4%
		Communication Services—10.4%
8,210		Alphabet, Inc., Class A	$ 2,628,678
4,907		Fox Corp.	321,408
2,049		Meta Platforms, Inc.	1,327,650
3,632	[1]	Netflix, Inc.	390,731
966	[1]	Reddit, Inc.	209,110
734	[1]	ROBLOX Corp.	69,752
5,322	[1]	ZoomInfo Technologies, Inc.	52,794
		TOTAL	5,000,123
		Consumer Discretionary—10.2%
12,848		Advance Auto Parts, Inc.	666,554
6,120	[1]	Amazon.com, Inc.	1,427,307
457	[1]	Amer Sports, Inc.	16,969
2,336	[1]	Deckers Outdoor Corp.	205,638
1,814		eBay, Inc.	150,181
1,206		Expedia Group, Inc.	308,362
1,233	[1]	Five Below, Inc.	203,309
1,275		General Motors Co.	93,738
321		McDonald’s Corp.	100,094
372		Murphy USA, Inc.	143,246
1,453	[1]	O’Reilly Automotive, Inc.	147,770
1,270		PVH Corp.	107,645
196		Royal Caribbean Cruises, Ltd.	52,185
901	[1]	Tesla, Inc.	387,583
279		TJX Cos., Inc.	42,386
180	[1]	Ulta Beauty, Inc.	96,989
11,091	[1]	Viking Holdings Ltd.	740,657
242		Yum! Brands, Inc.	37,077
		TOTAL	4,927,690
		Consumer Staples—5.6%
2,325		Colgate-Palmolive Co.	186,907
817		Costco Wholesale Corp.	746,403
1,792	[1]	Dollar Tree, Inc.	198,572
2,035		Kimberly-Clark Corp.	222,059
1,667		Kroger Co.	112,156
8,636	[1]	Maplebear, Inc.	362,798
3,759		Philip Morris International, Inc.	591,967
2,532		WalMart Inc.	279,811
		TOTAL	2,700,673
		Energy—1.9%
1,702		Cheniere Energy, Inc.	354,799
1,845		EOG Resources, Inc.	198,983
295		Expand Energy Corp.	35,969
142		Marathon Petroleum Corp.	27,510
935		Targa Resources, Inc.	163,915
1,347		Weatherford International PLC	100,756
722		Williams Cos., Inc.	43,991
		TOTAL	925,923

Shares			Value
		COMMON STOCKS—continued
		Financials—14.3%
6		Aflac, Inc.	$ 662
1,561		Ameriprise Financial, Inc.	711,410
1,062	[1]	Arch Capital Group Ltd.	99,743
7,006		Bank of New York Mellon Corp.	785,373
384		Cboe Global Markets, Inc.	99,137
212		Charles Schwab Corp.	19,659
7,577	[1]	Fiserv, Inc.	465,758
3,904		Interactive Brokers Group, Inc., Class A	253,838
739		Mastercard, Inc.	406,842
92		MSCI, Inc., Class A	51,862
4,226		Northern Trust Corp.	555,043
1,967	[1]	PayPal Holdings, Inc.	123,311
1,382		Progressive Corp., OH	316,188
6,314		Prudential Financial, Inc.	683,490
6,648		State Street Corp.	791,245
3,458		Synchrony Financial	267,511
1,001		The Hartford Insurance Group, Inc.	137,167
2,432		The Travelers Cos., Inc.	712,236
2,697		Virtu Financial, Inc.	96,445
737		Visa, Inc., Class A	246,482
5,313		Western Union Co.	46,701
		TOTAL	6,870,103
		Health Care—10.8%
4,366		AbbVie, Inc.	994,138
1,286	[1]	Align Technology, Inc.	189,286
158	[1]	Alnylam Pharmaceuticals, Inc.	71,294
1,718		Amgen, Inc.	593,500
592	[1]	Biogen, Inc.	107,797
945		Cardinal Health, Inc.	200,586
959		Cencora, Inc.	353,804
4,097	[1]	Dexcom, Inc.	260,037
15,100	[1]	Elanco Animal Health, Inc.	351,377
232		Eli Lilly & Co.	249,509
450		Gilead Sciences, Inc.	56,628
708		Humana, Inc.	174,005
2,840	[1]	Illumina, Inc.	373,318
3,165	[1]	Incyte Genomics, Inc.	330,616
653		Johnson & Johnson	135,119
6,656	[1]	Moderna, Inc.	172,923
577		Regeneron Pharmaceuticals, Inc.	450,170
306		Teleflex, Inc.	35,012
185	[1]	Vertex Pharmaceuticals, Inc.	80,218
		TOTAL	5,179,337
		Industrials—8.8%
586		Allegion PLC	97,294
2,493		Allison Transmission Holdings, Inc.	221,029
1,329		Booz Allen Hamilton Holding Corp.	110,918
222		Curtiss-Wright Corp.	125,272
898		Emerson Electric Co.	119,775
685		GE Aerospace	204,438
2,023		GE Vernova, Inc.	1,213,335
294		Lennox International, Inc.	146,668

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
181		Lockheed Martin Corp.	$ 82,873
1,045		Manpower, Inc.	30,054
1,419		Masco Corp.	92,051
1,041		Paycom Software, Inc.	167,778
441		Ryder System, Inc.	76,386
510		Trane Technologies PLC	214,955
3,915	[1]	Uber Technologies, Inc.	342,719
1,087	[1]	United Airlines Holdings, Inc.	110,831
8,143		Veralto Corp.	824,234
296		Vertiv Holdings Co.	53,200
		TOTAL	4,233,810
		Information Technology—32.6%
1,335		Accenture PLC	333,750
3,588	[1]	Adobe, Inc.	1,148,626
414		Amphenol Corp., Class A	58,333
206		Analog Devices, Inc.	54,660
9,236		Apple, Inc.	2,575,459
57	[1]	AppLovin Corp.	34,170
1,570	[1]	Arista Networks, Inc.	205,168
4,239		Broadcom, Inc.	1,708,147
1,530	[1]	Cirrus Logic, Inc.	184,120
385		Dell Technologies, Inc.	51,340
4,458	[1]	DXC Technology Co.	58,846
3,227	[1]	Enphase Energy, Inc.	93,099
474	[1]	EPAM Systems, Inc.	88,638
2,585	[1]	GoDaddy, Inc.	330,518
3,924		Hewlett Packard Enterprise Co.	85,818
75	[1]	HubSpot, Inc.	27,549
1,494	[1]	Kyndryl Holdings, Inc.	38,590
156	[1]	Lumentum Holdings, Inc.	50,725
723		Micron Technology, Inc.	170,975
6,499		Microsoft Corp.	3,197,573
2,692		NetApp, Inc.	300,320
9,637	[1]	Nutanix, Inc.	460,649
13,349		NVIDIA Corp.	2,362,773
4,160	[1]	Palantir Technologies, Inc.	700,752
884	[1]	Palo Alto Networks, Inc.	168,075
2,137		Pegasystems, Inc.	117,043
1,114	[1]	Qorvo, Inc.	95,681
1,304		Qualcomm, Inc.	219,189
809	[1]	Rubrik, Inc.	56,080
1,289		Salesforce, Inc.	297,166
2,211		Skyworks Solutions, Inc.	145,815
154		Western Digital Corp.	25,153
970	[1]	Zscaler, Inc.	243,955
		TOTAL	15,688,755
		Materials—2.4%
1,241		Alcoa Corp.	51,799
2,195	[1]	Axalta Coating Systems Ltd.	66,136
11,512		Celanese Corp.	479,475
1,515		FMC Corp.	21,649
1,619		Mosaic Co./The	39,649

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
3,113		Newmont Corp.	$ 282,443
1,217		PPG Industries, Inc.	121,749
417		Steel Dynamics, Inc.	69,985
		TOTAL	1,132,885
		Real Estate—1.1%
443	[1]	CBRE Group, Inc.	71,691
849		Gaming and Leisure Properties, Inc.	36,957
9,761		Kilroy Realty Corp.	418,649
143		Simon Property Group, Inc.	26,644
		TOTAL	553,941
		Utilities—1.3%
195		American Electric Power Co., Inc.	24,135
565		DTE Energy Co.	77,422
1,181		Duke Energy Corp.	146,373
4,436		Edison International	261,236
1,265		Exelon Corp.	59,607
604		WEC Energy Group, Inc.	67,690
		TOTAL	636,463
		TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $46,188,003)	47,849,703
		OTHER ASSETS AND LIABILITIES - NET—0.6%[2]	265,460
		NET ASSETS—100%	$48,115,163

1	Non-income-producing security.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at November 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.

The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.